Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 4,450,000	$ 40,400,000	$ 3,800,000	$ 48,650,000
Government of Alberta
Total		$ 40,400,000		40,400,000
Regional Municipality of Wood Buffalo
Total	3,980,000			3,980,000
Government of Alberta and Chipewyan Prairie Industry Relations LP
Total			$ 3,800,000	3,800,000
Government of Alberta and Regional Municipality of Wood Buffalo
Total	$ 470,000			$ 470,000